Senior Convertible Debentures	6 Months Ended
Mar. 31, 2014
Senior Convertible Debentures [Text Block]
Note 6	Senior Convertible Debentures

	March 31,	September 30,
	2014	2013

Senior Convertible Debentures, non-interest bearing, unsecured, due March 18, 2044	10,000,000	-

Less: Debt Discount	(9,998,989)	-
	1,011	-
Less: current portion	(1,011)	-
	$-	$-

On March 13, 2014, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain purchasers (the “Purchasers”) pursuant to which the Company issued senior convertible debentures in the aggregate principal amount of $10,000,000 (the “Debentures”).

In connection with the issuance of the Debentures, the Company issued an aggregate of 67,666,666 share purchase warrants as follows:

		Non-
	Purchasers	purchasers	Total
Series A Warrants	33,333,333	500,000	33,833,333
Series B Warrants	33,333,333	500,000	33,833,333
	66,666,666	1,000,000	67,666,666

Each Series A warrant is exercisable into one common share of the Company at $0.30 per share until March 18, 2019.

Each Series B warrant is exercisable into one common share of the Company at $0.42 per share until March 18, 2019

The Debentures are unsecured, non-interest bearing and are due on March 18, 2044. At any time, the Purchasers are entitled to convert the Debentures, in whole or in part, into common shares of the Company at $0.30 per share (“the Conversion Price”). The Conversion Price of the debenture will be adjusted in the event of common stock dividend, split or consolidation.

Pursuant to the guidance of ASC 470-20 Debt with Conversion and Other Options, the Company allocated the proceeds from the issuance of the Debentures between the Debentures and the detachable Purchaser warrants using the relative fair value method. The fair value of the Purchaser warrants of $22,326,200 at issuance resulted in a debt discount at issuance of $5,989,900.

The Company recorded a beneficial conversion feature discount of $4,010,100 in respect of the Debentures issued, based on the intrinsic value of the conversion feature limited to a maximum of the total proceeds of the Debentures allocated to the Debentures.

The total debt discount at issuance of $10,000,000 is being amortized using the effective interest method over the term of the Debentures. During the six months ended March 31, 2014, the Company recorded accretion expense of $1,011 (2013: $Nil) in respect of the accretion of this discount.

In consideration for the Debentures issued, the Company issued an aggregate of 1,000,000 share purchase warrants to non-lenders as described above. The fair value of the Non- Purchaser Warrants of $334,900, along with finder’s fees and other financing costs directly associated with the issuance of the Debentures in the amount of $734,840, was recorded as a deferred financing charge and is being amortized to income over the term of the Debentures using the effective interest method. During the six months ended March 31, 2014, the Company had recorded financing expense of $1,199 (2013: $Nil) in respect of the amortization of these charges. Accumulated amortization as at March 31, 2014 was $1,199 (2013: $Nil).

The fair value of the Purchaser and Non-Purchaser warrants at issuance was determined using the Black Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	1.56%

Expected life (years)	5.00

Expected volatility	97.16%

Dividend yields	0.00%

In connection with the Purchase Agreement, the Company also entered into a registration rights agreement with each Purchaser whereby the Company agreed to file a registration statement with the Securities and Exchange Commission (the “SEC”) covering the resale of the shares of the Company’s common stock issuable upon conversion of the Debentures and upon exercise of the Purchaser warrants.

The Registration Statement was filed with the SEC on April 11, 2014.